Document and Entity Information	Aug. 09, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	LEO HOLDINGS CORP. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39865
Entity Tax Identification Number	98-1574497
Entity Address, Address Line One	Albany Financial Center
Entity Address, Address Line Two	South Ocean Blvd Suite #507
Entity Address, Address Line Three	P.O. Box SP-63158
Entity Address, City or Town	New Providence Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	NA
City Area Code	310
Local Phone Number	800-1000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824153
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-quarter of one redeemable warrant
Trading Symbol	LHC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LHC
Security Exchange Name	NYSE